Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 61,340	$ 69,183	$ 67,728
Personnel expenses
Disclosure of administrative expense [Line Items]
Administrative expenses.	32,511	34,356	32,697
Professional fees
Disclosure of administrative expense [Line Items]
Administrative expenses.	5,057	9,907	10,920
Sundry charges
Disclosure of administrative expense [Line Items]
Administrative expenses.	5,003	8,915	9,070
Board of Directors' compensation
Disclosure of administrative expense [Line Items]
Administrative expenses.	4,415	2,223	3,873
Software licenses
Disclosure of administrative expense [Line Items]
Administrative expenses.	3,063	0	1,420
Depreciation and amortization
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,428	1,998	2,460
Short-term and low-value lease
Disclosure of administrative expense [Line Items]
Administrative expenses.	2,040	2,021	1,554
Insurance
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,699	1,326	1,302
Subscriptions and quotes
Disclosure of administrative expense [Line Items]
Administrative expenses.	1,416	1,469	1,366
Transport
Disclosure of administrative expense [Line Items]
Administrative expenses.	633	673	525
Canons and tributes
Disclosure of administrative expense [Line Items]
Administrative expenses.	398	541	447
Maintenance and repairs
Disclosure of administrative expense [Line Items]
Administrative expenses.	342	712	546
Other
Disclosure of administrative expense [Line Items]
Administrative expenses.	$ 2,335	$ 5,042	$ 1,548